Investments (Tables)	3 Months Ended
Mar. 31, 2022
Investments [Abstract]
Schedule of information regarding grapeheton
Current assets	$55,801
Total assets	64.156
Current liabilities	3,017
Total liabilities	-
Total stockholders’ equity	$61,140

Revenue	$-
Operating expenses	(57,689)
Other expenses	-
Net loss	$57,689

Current assets	$110,472
Total assets	117,288
Current liabilities	11,052
Total liabilities	11,052
Total stockholders’ equity	$106,236

Revenue	$5,000
Operating expenses	(59,811)
Other expenses	-
Net loss	$58,893